CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	¥ 722,855,000	¥ 755,671,000	¥ 682,587,000
Cost of sales and services rendered	(388,608,000)	(417,885,000)	(360,540,000)
Gross profit	334,247,000	337,786,000	322,047,000
Selling expenses	(226,362,000)	(241,043,000)	(232,254,000)
General and administrative expenses	(102,650,000)	(100,785,000)	(138,605,000)
Operating result	5,235,000	(4,042,000)	(48,812,000)
Finance income	138,000	404,000	78,000
Finance costs	(8,749,000)	(8,717,000)	(14,474,000)
Other gains/(losses), net	(20,812,000)	(1,139,000)	8,420,000
Fair value loss of convertible note	0	0	(116,000)
Fair value (loss)/gain of investment properties	(31,000)	12,147,000	(154,000)
Impairment of goodwill	(500,000)	0	0
Loss before income tax	(24,719,000)	(1,347,000)	(55,058,000)
Income tax credit/(expense)	(29,349,000)	(23,726,000)	15,136,000
Loss for the year	(54,068,000)	(25,073,000)	(39,922,000)
Other comprehensive (loss)/income:
Currency translation differences	1,502,000	(302,000)	(790,000)
Revaluation of investment properties upon transfer from property, plant and equipment	0	0	(1,498,000)
Total other comprehensive (loss)/income for the year, net of tax	1,502,000	(302,000)	(2,288,000)
Total comprehensive loss for the year	(52,566,000)	(25,375,000)	(42,210,000)
Loss attributable to:
Owners of the Company	(53,347,000)	(19,945,000)	(37,432,000)
Non-controlling interests	¥ (721,000)	¥ (5,128,000)	¥ (2,490,000)
Loss per share for loss attributable to owners of the Company (in RMB per share)
—Basic (in Yuan Renminbi per share)	¥ (0.4)	¥ (0.14)	¥ (0.28)
—Diluted (in Yuan Renminbi per share)	¥ (0.4)	¥ (0.14)	¥ (0.28)
Total comprehensive loss attributable to:
Owners of the Company	¥ (51,845,000)	¥ (20,247,000)	¥ (39,720,000)
Non-controlling interests	(721,000)	(5,128,000)	(2,490,000)
Total comprehensive loss for the year	¥ (52,566,000)	¥ (25,375,000)	¥ (42,210,000)